SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information By Financial Statement Line Item [Line Items]
Financial income, gross	$ 424	$ 1,465	$ 449
Financial expense, gross	598	172	127
Financial income, net	(174)	1,293	322
Interest from bank deposits and marketable securities [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	29	304	449
Gains (Losses) from marketable securities, net [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross		71
Financial expense, gross			38
Exchange rate differences , net [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	170	102
Financial expense, gross			45
Interest from government authorities, net [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	225	988
Interest with respect to long-term loans [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	373
Accretion of payment obligation related to acquisition [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	177	100
Other [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	$ 48	$ 72	$ 44